Net Other Operating Income - Disclosure of Components of Net Other Operating (Income) Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Alberta Off-Coal Agreements	$ (43)	$ (40)
Other	(4)	(19)
Net other operating income	$ (47)	$ (59)